Capital Stock and Changes in Capital Accounts, textuals (Details) (USD $)	Dec. 31, 2011	Dec. 31, 2010	May 31, 2008
Equity [Abstract]
Preferred Stock Shares Authorized	25,000,000	25,000,000
Preferred Stock Par Or Stated Value Per Share	$ 0.01	$ 0.01
Common Stock Shares Authorized	200,000,000	200,000,000	100,000,000
Common Stock Par Or Stated Value Per Share	$ 0.01	$ 0.01